Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock
Class A common stock, shares subject to possible redemption par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock, shares subject to possible redemption outstanding	1,000,945	1,000,945	24,000,000
Class A common stock, shares subject to possible redemption per share (in Dollars per share)	$ 10.98	$ 10.84	$ 10.15
Common stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	5,100,000	5,100,000	0
Common stock, shares outstanding	5,100,000	5,100,000	0
Preferred Stock
Preferred stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class B Common Stock
Common stock, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	900,000	900,000	6,000,000
Common stock, shares outstanding	900,000	900,000	6,000,000